18. Fair Value Disclosures, Off-Balance Sheet Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 84,335	$ 55,318
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	55,810	83,995
Securities available-for-sale	84,335	55,318
Other investments	6,767	4,710
Loans, net	401,520	396,961
Deposits	(483,497)	(488,274)
Other short term borrowings	(20,051)	(23,500)
Long-term debt	(47,750)	(47,802)
Capital securities	0	(3,150)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	55,810	83,995
Securities available-for-sale	84,335	55,318
Other investments	6,767	4,710
Loans, net	398,019	390,401
Deposits	(464,335)	(466,120)
Other short term borrowings	(21,495)	(25,538)
Long-term debt	(50,799)	(50,892)
Capital securities	$ 0	$ (3,175)